LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN CALIFORNIA BOND FUND

December 1, 1998

Dear Shareholder:

We are pleased to report that the J.P. Morgan California Bond Fund provided positive returns for the six months ended October 31, 1998. The fund outperformed its competitors, as measured by the Lipper California Intermediate Municipal Debt Bond Fund Average. For the reporting period, Institutional Shares returned 5.30% andSelect Shares 5.26% compared with 4.86% for the Lipper Average. The fund's benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, returned 4.88% over the same period.

Net asset values of the Institutional and Select Shares on October 31, 1998 were $10.53 and $10.69 per share, respectively. Net assets attributable to Institutional Shares stood at approximately $54.0 million on that date, while those of Select Shares were approximately $15.4 million. During the period, the fund made distributions from ordinary income of approximately $0.21 to Institutional shareholders and $0.20 to Select shareholders. Substantially all of these distributions represent tax-exempt interest dividends.

The report that follows includes an interview with Elaine Young and Robert Meiselas, members of the portfolio management team responsible for the fund. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services toll free at the telephone numbers indicated on the cover of this report.

Sincerely yours,

/s/Ramon de Oliveira                    /s/Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . . . . 1     GLOSSARY OF TERMS . . . . . . . . 7

FUND PERFORMANCE. . . . . . . . . . . 2     FUND FACTS AND HIGHLIGHTS . . . . 8

PORTFOLIO MANAGER Q & A . . . . . . . 4     FINANCIAL STATEMENTS. . . . . . .10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE
                                                                     TOTAL RETURNS        AVERAGE ANNUAL
                                                                                          TOTAL RETURNS
                                                                     -----------------    ------------------
                                                                     THREE      SIX       ONE     SINCE
AS OF OCTOBER 31, 1998                                               MONTHS     MONTHS    YEAR    INCEPTION*
--------------------------------------------------------------------------------------    ------------------
J.P. Morgan California Bond Fund: Institutional Shares                3.23%     5.30%     7.27%     7.06%
Lehman Brothers 1-16 year Municipal Bond Index                        2.78%     4.88%     7.38%     7.43%
Lipper California Intermediate Muni Debt Bond Fund Avg.               2.86%     4.86%     6.83%     6.68%

AS OF SEPTEMBER 30, 1998
--------------------------------------------------------------------------------------    ------------------
J.P. Morgan California Bond Fund: Institutional Shares                3.44%     4.60%     7.38%     7.39%
Lehman Brothers 1-16 year Municipal Bond Index                        2.87%     4.26%     7.77%     7.69%
Lipper California Intermediate Muni Debt Bond Fund Avg.               3.32%     4.41%     7.30%     7.10%




*12/23/96 -- COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). ACTUAL RETURN SINCE INCEPTION: INSTITUTIONAL SHARES RETURNED 7.15% AS OF OCTOBER 31, 1998.

LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE
                                                                     TOTAL RETURNS        AVERAGE ANNUAL
                                                                                          TOTAL RETURNS
                                                                     -----------------    ------------------
                                                                     THREE      SIX       ONE     SINCE
AS OF OCTOBER 31, 1998                                               MONTHS     MONTHS    YEAR    INCEPTION*
--------------------------------------------------------------------------------------    ------------------
J.P. Morgan California Bond Fund: Select Shares**                     3.26%     5.26%     7.13%     6.95%
Lehman Brothers 1-16 Yr Muni Bond Index                               2.78%     4.88%     7.38%     7.43%
Lipper California Intermediate Muni Debt Bond Fund Avg.               2.86%     4.86%     6.83%     6.68%

AS OF SEPTEMBER 30, 1998
--------------------------------------------------------------------------------------    ------------------
J.P. Morgan California Bond Fund: Select Shares**                     3.46%     4.57%     7.33%     7.28%
Lehman Brothers 1-16 Yr Muni Bond Index                               2.87%     4.26%     7.77%     7.69%
Lipper California Intermediate Muni Debt Bond Fund Avg.               3.32%     4.41%     7.30%     7.10%


*4/21/97 -- COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). ACTUAL RETURN SINCE INCEPTION: SELECT SHARES RETURNED 7.04% AS OF OCTOBER 31, 1998.

**CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE FUND'S SELECT SHARES PRIOR TO APRIL 21, 1997, REFLECTS THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES. THE PERFORMANCE FOR SUCH PERIOD REFLECTS THE DEDUCTION OF LOWER CHARGES AND EXPENSES ASSOCIATED WITH HOLDING INSTITUTIONAL SHARES.

LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH MEASURES MUNICIPAL BOND MARKET PERFORMANCE. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

This interview was conducted with Elaine Young and Robert Meiselas, both members of the portfolio management team responsible for managing the J.P. Morgan California Bond Fund. This interview was conducted on November 16, 1998 and represents both Elaine and Bob's views on that date.

[PHOTO]

ELAINE YOUNG, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds. In Ms. Young's previous position at J.P. Morgan, she traded tax-exempt securities. Elaine joined J.P. Morgan in 1994 after five years of municipal trading experience at Scudder, Stevens, and Clark. She graduated from New York University with a B.S. degree in 1986 and an M.B.A. in Finance in 1989. Elaine is also a Chartered Financial Analyst.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax-exempt private placements. Mr. Meiselas is a CPA and joined J.P. Morgan's financial group in 1982, after having spent ten years at Coopers & Lybrand. Bob also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work at Long Island University in the field of taxation.

THE PORTFOLIO BENEFITED FROM SOLID PERFORMANCE FOR THE SIX-MONTH PERIOD. IN PARTICULAR, IN THE LAST THREE MONTHS, THE PORTFOLIO OUTPERFORMED THE LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL INDEX. WHAT FACTORS BROUGHT ABOUT THESE IMPRESSIVE RETURNS?

EY: Our fund outperformed the Index due to our duration position and our selection of bonds. For municipal bond funds, the main driver of performance is the duration position. Depending upon our expectation of interest rate movements, we tactically adjusted the duration of the portfolio. We became bullish on interest rates in the middle of the third quarter and our timing proved to be very good. This long duration position enhanced the return of the portfolio.

The portfolio's success can also be attributed to our security selection. We continued to emphasize premium, non-callable bonds which retain their value in both bull and bear bond markets. Our disciplined security selection process also enabled us to identify undervalued and overvalued securities and therefore take advantage of market mispricings.

HOW HAS SUPPLY AFFECTED PERFORMANCE?

RM: California is the second largest issuing state in the municipal bond market; however, demand outpaced supply in the third quarter. Demand was very strong because July is a large reinvestment month for California investors. As a result of this influx of cash, supply could not meet the heightened demand in the summer months. This caused the California market to outperform the rest of the municipal market.

Supply and demand should become more balanced. In the recent elections, California voters approved more than $9 billion of authorization for new bond issues. This is noteworthy because during the recession of the early 1990s, voters rejected bond referendums. Although the state has increased authorization, the entire amount of bonds will not be issued in any one year.

MANY ECONOMISTS, INCLUDING THOSE AT J.P. MORGAN, ARE CALLING FOR A RECESSION IN 1999. IF A RECESSION WERE TO OCCUR NEXT YEAR, HOW WOULD IT AFFECT MUNICIPAL BOND FUNDS?

EY: It is difficult to forecast the impact of a recession on one segment of the investment market because there are so many factors involved. However, we can offer some observations. Unless the economic downturn is deep and sustained, which we do not anticipate at this point, we think it is unlikely that the credit standing of most states and municipalities would weaken considerably. There may be pockets that are affected, but overall, the boom economy of the last seven years has left many municipalities--including California--with budget surpluses. Unlike the past, a large number of these state and local governments have been able to set some money aside to provide a cushion for future economic downturns. Separately, a pronounced economic downturn could also threaten stock market prices which, at the same time, may benefit municipal bonds.

WHAT ADVANTAGES DO MUNICIPAL BOND FUNDS HAVE VERSUS OTHER TYPES OF FUNDS--MONEY MARKET, EQUITY--RIGHT NOW?

RM: If circumstances allow, we believe that every investor should evaluate the long-term prospects of their investments rather than the short-term results. Among investment alternatives, we think that municipals should be a significant part of a typical tax-aware portfolio. Under current economic and investment conditions, the outlook for municipals is good, whereas other investment sectors may be less attractive. As such, we think that this is a good time to invest in municipals.

HOW DO MUNICIPALS COMPARE TO OTHER FIXED INCOME INVESTMENTS?

EY: Municipals are more attractive than other fixed income investments right now for a number of reasons. After considering Federal, state and local individual income taxes, municipals provide a substantially higher after-tax return than most fixed income alternatives. At the same time, they offer lower volatility and less credit risk.

Each investor must consider his or her individual Federal and local income tax rate and tax position. While the after-tax return advantage offered by municipals is readily apparent for taxpayers in the highest income tax brackets, it also makes sense for many California taxpayers who pay a lower combined tax rate.

WHAT IS THE OUTLOOK FOR THE J.P. MORGAN CALIFORNIA BOND FUND?

RM: We're bullish on the outlook for the J.P. Morgan California Bond Fund and have positioned the portfolio to take further advantage of economic conditions and our view of the investment market. Moreover, we believe that demand for municipals will remain very strong in the foreseeable future. In any case, our portfolio should look very appealing to California investors who are subject to high income taxes. It offers high after-tax return at low risk when compared to most alternatives.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of a security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

PRIVATE PLACEMENT: The direct sale of a block of securities of a new or secondary issue to a single investor or group of investors. The sale or placement is usually made through an investment banker and the securities' public resale is restricted if they are not registered under the Securities Act of 1933.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan California Bond Fund seeks to provide a high after-tax total return for California residents consistent with moderate risk of capital. It is designed for investors subject to federal and California income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
INSTITUTIONAL SHARES: 12/23/96
SELECT SHARES: 4/21/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 10/31/98
INSTITUTIONAL SHARES:  $53,971,367
SELECT SHARES:  $15,355,576

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 10/31/98
$69,326,943

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/11/98

EXPENSE RATIOS

INSTITUTIONAL SHARES:          0.48%
SELECT SHARES:                 0.65%

The current annualized expense ratios cover shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1998

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

INSURED                        67.8%

REVENUE BONDS                  25.7%

GENERAL OBLIGATIONS             3.2%

SHORT-TERM/OTHER                1.8%

PRIVATE PLACEMENTS              1.5%

30-DAY SEC YIELDS*

INSTITUTIONAL SHARES:           3.63%

SELECT SHARES:                  3.42%

DURATION
6.0 years

QUALITY PROFILE

AAA**                           67.84%
AA                              14.65%
A                                4.98%
Other                           12.53%

* YIELDS REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED YIELDS WOULD HAVE BEEN LOWER.

** INCLUDES SHORT-TERM INVESTMENTS AND CASH.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio(another fund with the same objective). The fund invests in below investment-grade debt obligations and foreign securities which are subject to special risks; prospective investors should refer to the funds prospectus for a discussion of these risks. Income may be subject to state and local taxes. Some income may be subject to the Federal alternative minimum tax.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) OR
(800) 521-5411 (SELECT SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE       RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   -----  -----------
LONG-TERM INVESTMENTS (96.6%)
CALIFORNIA (87.7%)
    $   500      Alameda Public Financing Authority,
                   (Refunding, Marina Revenue, Special
                   Assessment, due 09/02/06).............      RB      NR/NR    03/02/99(a)   5.900% $   524,225
      2,000      Anaheim Public Financing Authority,
                   (Public Improvements Project, Series
                   C), FSA Insured.......................      RB     Aaa/AAA   09/01/10      6.000    2,320,040
      1,000      California..............................      GO      Aa3/A+   04/01/03      6.800    1,122,870
      1,165      California Educational Facilities
                   Authority, (Refunding, University of
                   Southern California, Series A)........      RB      Aa2/AA   10/01/06      5.600    1,295,480
        525      California Educational Facilities
                   Authority, (University and College
                   Projects, Series B)...................      RB     Baa2/NR   04/01/07      6.750      611,452
      1,000      California Educational Facilities
                   Authority, (University and College
                   Revenue, Series 1998-C)...............      PP      NR/NR    05/01/28      4.600    1,012,460
      1,890      California Health Facilities Finance
                   Authority, (Refunding, Catholic
                   Healthcare West, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/06      5.500    2,076,883
      1,000      California Health Facilities Finance
                   Authority, (Refunding, Stanford Health
                   Care, Series B, due 11/15/09).........      RB     Aaa/AAA   11/15/08(a)   5.000    1,064,230
      1,500      California State Public Works Board,
                   (Correctional Facility Improvements,
                   Series E).............................      RB       A1/A    06/01/09      6.000    1,719,795
      1,700      California State Water Department
                   Resource, (Central Valley Project,
                   Series T).............................      RB      Aa2/AA   12/01/08      5.500    1,892,644
      1,280      California Statewide Communities
                   Development Authority, (Refunding, St.
                   Joseph Health System).................      RB      Aa3/AA   07/01/06      5.500    1,388,954
        600      La Quinta Redevelopment Agency,
                   (Refunding, Project Area No.1, Tax
                   Allocation), MBIA Insured.............      RB     Aaa/AAA   09/01/11      7.300      773,850
      1,000      Long Beach Harbor, (Airport and Marina
                   Improvements and Revenue, due
                   05/15/06), MBIA Insured...............      RB     Aaa/AAA   05/15/05(a)   6.000    1,133,080
      1,090      Long Beach Harbor, (Refunding, Airport
                   and Marina Improvements and Revenue,
                   Series A), FGIC Insured...............      RB     Aaa/AAA   05/15/04      5.500    1,176,317
      2,000      Los Angeles Community Redevelopment
                   Agency, (Refunding, Tax Allocation,
                   Central Business District)............      RB     NR/BBB+   11/15/01      5.000    2,064,020

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE       RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   -----  -----------
CALIFORNIA (CONTINUED)
    $ 1,785      Los Angeles County Metropolitan Transit
                   Authority, (Refunding, Sales Tax
                   Revenue, Property C-2nd, Series A)
                   AMBAC Insured.........................      RB     Aaa/AAA   07/01/10      5.500% $ 1,986,116
      1,000      Los Angeles County Public Works
                   Financing Authority, (Multiple Capital
                   Facilities, Project V, Series B),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/07      6.000    1,152,140
      1,500      Los Angeles County Public Works
                   Financing Authority, (Regional Park &
                   Open Space District, Series A)........      RB      Aa3/AA   10/01/05      5.250    1,622,505
      1,000      Los Angeles County Transportation,
                   (Prerefunded, Transit Improvements,
                   Sales Tax Revenue, Series A, due
                   07/01/20).............................      RB     Aaa/AA-   07/01/01(a)   6.750    1,101,340
      1,000      Los Angeles County Transportation,
                   (Refunding, Sales Tax Revenue, Series
                   B), FGIC Insured......................      RB     Aaa/AAA   07/01/02      5.875    1,076,560
      1,000      Los Angeles County, (Prerefunded,
                   Correctional Facility Improvements,
                   due 09/01/13), MBIA Insured...........      GO     Aaa/AAA   09/01/00(a)   6.500    1,074,080
        500      Los Angeles Department of Water and
                   Power, (Crossover Refunded, Electric
                   Power and Light Improvements and
                   Revenues, due 04/01/32)...............      RB      Aa3/A+   04/01/02(a)   6.750      556,365
      2,000      Los Angeles Municipal Improvements,
                   (Resource Recovery Improvements and
                   Revenue, Series A), FSA Insured.......      RB     Aaa/AAA   02/01/03      5.500    2,139,940
      1,000      Los Angeles Unified School District,
                   (School Improvements, Property Tax
                   Revenue, Series A), FGIC Insured......      GO     Aaa/AAA   07/01/10      6.000    1,158,260
      1,000      Los Angeles Unified School District,
                   (Series B), FGIC Insured..............      GO     Aaa/AAA   07/01/08      5.250    1,089,650
      1,250      Los Angeles, (Refunding, Series A) FGIC
                   Insured...............................      GO     Aaa/AAA   09/01/11      5.250    1,361,912
      1,000      Metropolitan Water District (Refunding,
                   Southern California Waterworks
                   Revenue, Series A)....................      RB      Aa2/AA   07/01/07      5.250    1,091,710
      2,000      Metropolitan Water District, (Refunding,
                   Southern California Waterworks
                   Revenue, Series B), MBIA Insured......      RB     Aaa/AAA   07/01/03      5.500    2,152,800
      2,000      Orange County Public Financing
                   Authority,(Refunding, Waste Management
                   Systems), AMBAC Insured...............      RB      Aaa/NR   12/01/09      5.750    2,250,820

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE       RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   -----  -----------
CALIFORNIA (CONTINUED)
    $ 1,500      Orange County Transportation Authority,
                   (Refunding, Sales Tax Revenue, Measure
                   M, First Series, Series A)............      RB     Aa3/AA+   02/15/05      5.250% $ 1,608,150
      1,300      Orange County Transportation Authority,
                   (Sales Tax Revenue, Measure M, First
                   Series), MBIA-IBC Insured.............      RB     Aaa/AAA   02/15/09      6.000    1,486,173
      2,100      Orange County, (Refunding, Airport
                   Revenue), MBIA Insured................      RB     Aaa/AAA   07/01/03      5.500    2,251,137
        595      Palmdale Civic Authority, (Refunding,
                   Civic Center, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/07      5.500      660,373
      1,250      Riverside County Transportation
                   Commission, (Refunding, Sales Tax
                   Revenue, Series A), FGIC Insured......      RB     Aaa/AAA   06/01/09      6.000    1,438,925
      1,000      Sacramento Municipal Utility,
                   (Refunding, Electric Power and Light
                   Revenue, Series L), MBIA Insured......      RB     Aaa/AAA   07/01/01      5.000    1,037,200
      1,750      San Bernardino County Transportation
                   Authority, (Sales Tax Revenue, Series
                   A, due 03/01/09) FSA Insured..........      RB     Aaa/AAA   03/01/08(a)   5.000    1,864,030
      2,510      San Francisco City & County Airport
                   Commission, (International Airport
                   Revenue, Second Series, Issue 18A),
                   MBIA Insured..........................      RB     Aaa/AAA   05/01/06      6.000    2,825,607
      1,850      San Francisco City & County Airport
                   Commission, (International Airport
                   Revenue, Second Series, Issue 16A),
                   FSA Insured...........................      RB     Aaa/AAA   05/01/06      5.500    2,023,290
      1,000      San Jose Redevelopment Agency, (Merged
                   Area Redevelopment Project, Tax
                   Allocation), MBIA Insured.............      RB     Aaa/AAA   08/01/09      6.000    1,153,010
      1,250      Santa Margarita/Dana Point Authority,
                   (Series A), AMBAC Insured.............      RB     Aaa/AAA   08/01/06      5.250    1,358,450
      1,000      Santa Monica-Malibu Unified School
                   District, (Refunding).................      GO      Aa3/NR   08/01/08      5.000    1,070,370
      1,000      Sonoma County, (Tax & Revenue
                   Anticipation Notes)...................      RB     NR/Sp1+   02/01/00      3.500    1,003,710
      1,000      Stockton Community Facilities, (No.
                   90-2-Brookside Estates, Special Tax
                   Revenue)..............................      RB      NR/NR    08/01/02      5.200    1,015,870
                                                                                                     -----------
                     TOTAL CALIFORNIA....................                                             60,786,793
                                                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE       RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   -----  -----------
PUERTO RICO (6.2%)
    $ 1,400      Puerto Rico Commonwealth, (Public
                   Improvements, Refunding, Series B)
                   MBIA Insured..........................      GO     Aaa/AAA   07/01/09      5.750% $ 1,588,230
      1,000      Puerto Rico Electric Power Authority,
                   (Electric Power and Light Improvements
                   and Revenues, Series AA), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/10      6.250    1,176,010
      1,435      Puerto Rico Public Finance Corp.,
                   (Commonwealth Appropriation, Series A)
                   AMBAC Insured.........................      RB     Aaa/AAA   06/01/08      5.250    1,562,758
                                                                                                     -----------
                     TOTAL PUERTO RICO...................                                              4,326,998
                                                                                                     -----------

WASHINGTON (2.7%)
      1,700      Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No. 2,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   07/01/05      6.000    1,881,186
                                                                                                     -----------
                     TOTAL LONG TERM INVESTMENTS (COST $64,791,503)................................   66,994,977
                                                                                                     -----------
SHORT-TERM INVESTMENTS (1.8%)
CALIFORNIA (0.4%)
        200      Chula Vista, (Refunding, IDR, San Diego
                   Gas & Electric Project, Series A, due
                   07/01/21).............................    VRDN     VMIG1/A-1 11/02/98(b)   3.100      200,000
        100      West Basin Municipal Water District,
                   (Phase II Recycled Water Project,
                   Series B, callable, due 08/01/27),
                   LOC-Bayerische Vereinsbank............    VRDN     VMIG1/NR  11/04/98(b)   2.400      100,000
                                                                                                     -----------
                                                                                                         300,000
                                                                                                     -----------

FLORIDA (0.2%)
        150      Jacksonville, (PCR, Refunding, Florida
                   Power & Light Co. Project, due
                   05/01/29).............................    VRDN     VMIG1/A-1+ 11/02/98(b)  3.300      150,000
                                                                                                     -----------

GEORGIA (0.3%)
        200      Bartow County Development Authority,
                   (PCR, Georgia Power Co., 1st Series,
                   due 06/01/23).........................    VRDN     VMIG1/A   11/02/98(b)   3.300      200,000
                                                                                                     -----------

INDIANA (0.3%)
        200      Indiana Development Finance Authority,
                   (Refunding, Bayer Corp. Project, due
                   03/01/09).............................    VRDN     P-1/A-1+  11/02/98(b)   3.450      200,000
                                                                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE       RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   -----  -----------
MICHIGAN (0.4%)
    $   300      Midland County Economic Development
                   Corp., (Refunding, Dow Chemical Co.
                   Project, Series B, due 12/01/15)......    VRDN     P-1/A-1   11/02/98(b)   3.350% $   300,000
                                                                                                     -----------

MISSOURI (0.2%)
        100      Missouri Environmental Improvement
                   Authority & Energy Resource Authority,
                   (Refunding, Bayer Corp. Project, due
                   03/01/09).............................    VRDN      P-1/NR   11/02/98(b)   3.450      100,000
                                                                                                     -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $1,250,000)....................................    1,250,000
                                                                                                     -----------
                 TOTAL INVESTMENTS (COST $66,041,503) (98.4%)......................................   68,244,977
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)......................................    1,081,966
                                                                                                     -----------
                 NET ASSETS (100.0%)...............................................................  $69,326,943
                                                                                                     -----------
                                                                                                     -----------

------------------------------
Note: Based on the cost of the investments of $66,041,505 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation and depreciation was $2,204,194 and $720, respectively, resulting in net unrealized appreciation of investments of $2,203,474.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset period. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

Abbreviations used in schedule of investments:

AMBAC - Ambac Indemnity Corporation, FGIC - Financial Guaranty Insurance Company, FSA - Financial Security Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

Definition of terms used:

Crossover Refunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $66,041,503 )           $68,244,977
Cash                                                    81,185
Interest Receivable                                  1,071,688
Receivable for Investments Sold                      1,028,830
Receivable for Expense Reimbursements                   24,599
Deferred Organization Expenses                          22,430
Prepaid Trustees' Fees                                      91
Prepaid Expenses and Other Assets                        2,573
                                                   -----------
    Total Assets                                    70,476,373
                                                   -----------
LIABILITIES
Payable for Investments Purchased                    1,004,430
Dividends Payable to Shareholders                       81,550
Advisory Fee Payable                                    17,311
Shareholder Servicing Fee Payable                        7,706
Custody Fee Payable                                      6,334
Administrative Services Fee Payable                      3,252
Administration Fee Payable                                 146
Fund Services Fee Payable                                   59
Accrued Expenses                                        28,642
                                                   -----------
    Total Liabilities                                1,149,430
                                                   -----------
NET ASSETS                                         $69,326,943
                                                   -----------
                                                   -----------
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $66,852,304
Accumulated Net Realized Gain on Investment            271,165
Net Unrealized Appreciation of Investment            2,203,474
                                                   -----------
    Net Assets                                     $69,326,943
                                                   -----------
                                                   -----------
JPM INSTITUTIONAL SHARES
Applicable to 5,124,034 shares outstanding
  (par value $0.001, unlimited shares authorized)  $53,971,367
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.53
                                                         -----
                                                         -----
JPM PIERPONT SHARES
Applicable to 1,436,953 shares outstanding
  (par value $0.001, unlimited shares authorized)  $15,355,576
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  per Share                                             $10.69
                                                         -----
                                                         -----

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $1,350,229
EXPENSES
Advisory Fee                                       $ 91,316
Professional Fees and Expenses                       20,526
Transfer Agent Fees                                  18,491
Administrative Services Fee                          17,371
Custodian Fees and Expenses                          17,048
Registration Fees                                    16,904
Amortization of Organization Expenses                 3,762
Fund Services Fee                                       854
Trustees' Fees and Expenses                             686
Administration Fee                                      389
Shareholder Servicing Fee-Institutional Shares       18,360
Shareholder Servicing Fee-Select Shares              15,575
Miscellaneous                                        11,831
                                                   --------
    Total Expenses                                  233,113
Less: Reimbursement of Expenses                     (77,425)
                                                   --------
NET EXPENSES                                                     155,688
                                                              ----------
NET INVESTMENT INCOME                                          1,194,541
NET REALIZED GAIN ON INVESTMENT                                  223,948
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                  1,693,046
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $3,111,535
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   OCTOBER 31, 1998     YEAR ENDED
                                                     (UNAUDITED)      APRIL 30, 1998
                                                   ----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,194,541    $    1,822,734
Net Realized Gain on Investments                           223,948           104,215
Net Change in Unrealized Appreciation of
  Investments                                            1,693,046           584,893
                                                   ----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         3,111,535         2,511,842
                                                   ----------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                      (958,252)       (1,709,517)
Select Shares                                             (236,289)         (113,217)
                                                   ----------------   --------------
    Total Distributions from Net Investment
      Income                                            (1,194,541)       (1,822,734)
                                                   ----------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        31,726,746        64,023,412
Reinvestment of Dividends                                  703,758           964,307
Cost of Shares of Beneficial Interest Redeemed         (17,111,334)      (28,680,279)
                                                   ----------------   --------------
    Net Increase from Shareholder Transactions          15,319,170        36,307,440
                                                   ----------------   --------------
    Total Increase in Net Assets                        17,236,164        36,996,548
NET ASSETS
Beginning of Period                                     52,090,779        15,094,231
                                                   ----------------   --------------
End of Period                                      $    69,326,943    $   52,090,779
                                                   ----------------   --------------
                                                   ----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                        INSTITUTIONAL SHARES
                                                   --------------------------------------------------------------
                                                                                                FOR THE PERIOD
                                                       FOR THE                                 DECEMBER 23, 1996
                                                   SIX MONTHS ENDED          FOR THE           (COMMENCEMENT OF
                                                   OCTOBER 31, 1998     FISCAL YEAR ENDED     OPERATIONS) THROUGH
                                                     (UNAUDITED)         APRIL 30, 1998         APRIL 30, 1997
                                                   ----------------     -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.20      $           9.90      $            10.00
                                                   ----------------     -----------------     -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.21                  0.42                    0.16
Net Realized and Unrealized Gain (Loss) on
  Investments                                                 0.33                  0.30                   (0.10)
                                                   ----------------     -----------------     -------------------
Total from Investment Operations                              0.54                  0.72                    0.06
                                                   ----------------     -----------------     -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.21)                (0.42)                  (0.16)
                                                   ----------------     -----------------     -------------------

NET ASSET VALUE, END OF PERIOD                     $         10.53      $          10.20      $             9.90
                                                   ----------------     -----------------     -------------------
                                                   ----------------     -----------------     -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  5.30%(a)              7.35%                   0.56%(a)
Net Assets, End of Period (in thousands)           $        53,971      $         46,280      $           14,793
Ratios to Average Net Assets
  Expenses                                                    0.48%(b)              0.45%                   0.45%(b)
  Net Investment Income                                       3.96%(b)              4.11%                   4.43%(b)
  Expenses without reimbursement                              0.73%(b)              0.79%                   3.46%(b)
Portfolio Turnover                                              27%                   44%                     40%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN CALIFORNIA BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                           SELECT SHARES
                                                   --------------------------------------------------------------
                                                                                                FOR THE PERIOD
                                                       FOR THE                                  APRIL 21, 1997
                                                   SIX MONTHS ENDED      FOR THE FISCAL        (COMMENCEMENT OF
                                                   OCTOBER 31, 1998        YEAR ENDED         OPERATIONS) THROUGH
                                                     (UNAUDITED)         APRIL 30, 1998         APRIL 30, 1997
                                                   ----------------     -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.35      $          10.04      $            10.00
                                                   ----------------     -----------------     -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.20                  0.41                    0.01
Net Realized and Unrealized Gain on Investments               0.34                  0.31                    0.04
                                                   ----------------     -----------------     -------------------
Total from Investment Operations                              0.54                  0.72                    0.05
                                                   ----------------     -----------------     -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.20)                (0.41)                  (0.01)
                                                   ----------------     -----------------     -------------------

NET ASSET VALUE, END OF PERIOD                     $         10.69      $          10.35      $            10.04
                                                   ----------------     -----------------     -------------------
                                                   ----------------     -----------------     -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  5.26%(a)              7.20%                   0.51%(a)
Net Assets, End of Period (in thousands)           $        15,556      $          5,811      $              302
Ratios to Average Net Assets
  Expenses                                                    0.65%(b)              0.65%                   0.62%(b)
  Net Investment Income                                       3.79%(b)              3.94%                   4.52%(b)
  Expenses without reimbursement                              0.90%(b)              1.00%                   1.17%(b)
Portfolio Turnover                                              27%                   44%                     40%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J. P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J. P. Morgan California Bond Fund (the "fund") is a series of J. P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares and Select Shares. The investment objective of the fund is to provide high after-tax total return for California residents consistent with moderate risk of capital. The fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the fund's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification. (first in first out)

   c) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   d) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   e) The fund incurred organization expenses in the amount of $39,030. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P.

J. P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1998
--------------------------------------------------------------------------------
      Morgan"), has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   f) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the fund had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the fund paid Morgan at an annual rate of 0.30% of the fund's average daily net assets. Effective October 28, 1998 the fund's investment advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remained the same. For the six months ended October 31, 1998, such fees amounted to $91,316.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended October 31, 1998, the fee for these services amounted to $389.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other investment companies for which Morgan provides similar services in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies provided administrative services by Morgan. For the six months ended October 31, 1998, the fee for these services amounted to $17,371.

J. P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1998
--------------------------------------------------------------------------------

     In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund at no more than 0.50% and 0.65% of the average daily net assets of the Institutional Shares and Select Shares, respectively. For the six months ended October 31, 1998, J.P. Morgan has agreed to reimburse Institutional Shares and Select Shares, $61,870 and $15,555, respectively, for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% for Institutional Shares and Select Shares, respectively. For the six months ended October 31, 1998, the fee for these services amounted to $18,360 and $15,575 for Institutional Shares and Select Shares, respectively.

     Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $854 for the six months ended October 31, 1998.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J. P. Morgan Funds, the J. P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

J. P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
OCTOBER 31,1998
--------------------------------------------------------------------------------

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

INSTITUTIONAL SHARES

                                                                                        FOR THE
                                                   FOR THE SIX MONTHS ENDED        FISCAL YEAR ENDED
                                                       OCTOBER 31, 1998             APRIL 30, 1998
                                                   -------------------------   -------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                   ----------   ------------   ----------   ------------
Shares of Beneficial Interest Sold...............   1,868,873   $ 19,368,501    5,551,027   $ 56,738,740
Reinvestment of Dividends........................      46,074        480,037       83,691        858,434
Shares of Beneficial Interest Redeemed...........  (1,328,059)   (13,690,439)  (2,592,118)   (26,815,506)
                                                   ----------   ------------   ----------   ------------
Net Increase.....................................     586,888   $  6,158,099    3,042,600   $ 30,781,668
                                                   ----------   ------------   ----------   ------------
                                                   ----------   ------------   ----------   ------------

SELECT SHARES

                                                   FOR THE SIX MONTHS ENDED    FOR THE FISCAL YEAR ENDED
                                                       OCTOBER 31, 1998             APRIL 30, 1998
                                                   -------------------------   -------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
                                                   ----------   ------------   ----------   ------------
Shares of Beneficial Interest Sold...............   1,176,642   $ 12,358,245      699,192   $  7,284,672
Reinvestment of Dividends........................      21,159        223,721       10,149        105,873
Shares of Beneficial Interest Redeemed...........    (322,272)    (3,420,895)    (177,950)    (1,864,773)
                                                   ----------   ------------   ----------   ------------
Net Increase.....................................     875,529   $  9,161,071      531,391   $  5,525,772
                                                   ----------   ------------   ----------   ------------
                                                   ----------   ------------   ----------   ------------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended October 31, 1998 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
Municipal Obligations............................  $30,929,677   $15,440,478

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The Agreement expires on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement will be $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The fund pays a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of October 31, 1998.

J.P. MORGAN CALIFORNIA BOND FUND -- SELECT SHARES
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                   VOTES FOR   VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  ---------   -------------   -----------
1. Frederick S. Addy.............................  2,692,335,831   18,884,648      --
  William G. Burns...............................  2,692,395,937   18,824,542      --
  Arthur C. Eschenlauer..........................  2,691,798,900   19,421,489      --
  Matthew Healey.................................  2,692,393,425   18,827,054      --
  Michael P. Mallardi............................  2,692,488,290   18,732,189      --
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......  2,858,998              0             0
  b. Relating to concentration of assets.........  2,858,998              0             0
  c. Relating to issuance of senior securities...  2,858,998              0             0
  d. Relating to borrowing.......................  2,858,998              0             0
  e. Relating to underwriting....................  2,858,998              0             0
  f. Relating to investment in real estate.......  2,858,998              0             0
  g. Relating to commodities.....................  2,858,998              0             0
  h. Relating to lending.........................  2,858,998              0             0
  i. Reclassification of other restrictions as
       nonfundamental............................  2,858,998              0             0
3. Reclassification of investment objectives.....     --            --             --
4. Investment advisory agreement.................  2,858,998              0             0
5. Independent accountants,
       PricewaterhouseCoopers LLP................  2,682,031,391    4,303,418  24,885,671

J.P. MORGAN CALIFORNIA BOND FUND -- INSTITUTIONAL SHARES
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                   VOTES FOR    VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  ----------   -------------   -----------
1. Frederick S. Addy.............................  2,592,561,591    8,840,251       --
  William G. Burns...............................  2,592,561,591    8,840,251       --
  Arthur C. Eschenlauer..........................  2,592,561,591    8,840,251       --
  Matthew Healey.................................  2,592,561,591    8,840,251       --
  Michael P. Mallardi............................  2,592,561,591    8,840,251       --
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......  31,371,584              0             0
  b. Relating to concentration of assets.........  31,371,584              0             0
  c. Relating to issuance of senior securities...  31,371,584              0             0
  d. Relating to borrowing.......................  31,371,584              0             0
  e. Relating to underwriting....................  31,371,584              0             0
  f. Relating to investment in real estate.......  31,371,584              0             0
  g. Relating to commodities.....................  31,371,584              0             0
  h. Relating to lending.........................  31,371,584              0             0
  i. Reclassification of other restrictions as
       nonfundamental............................  31,371,584              0             0
3. Reclassification of investment objectives.....      --            --             --
4. Investment advisory agreement.................  31,371,584              0             0
5. Independent accountants,
       PricewaterhouseCoopers LLP................  2,402,592,025   19,567,729   179,242,087

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES:
SELECT SHARES (800) 521-5411
INSTITUTIONAL SHARES (800) 766-7722




J.P. MORGAN
CALIFORNIA
BOND FUND



SEMI-ANNUAL REPORT
OCTOBER 31, 1998